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                           DRINKER BIDDLE & REATH LLP
                      Philadelphia National Bank Building
                              1345 Chestnut Street
                          Philadelphia, PA  19107-3496



                               February 26, 1998


VIA EDGAR TRANSMISSION
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

          Re:  M.S.D.& T. Funds, Inc.
               File Nos. (33-27491; 811-5782)
               ------------------------------

Ladies and Gentlemen:

          On behalf of M.S.D.& T. Funds, Inc. (the "Company") and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), I hereby certify that (i) the Prospectus Supplement, Prospectus and Statement of Additional Information listed below that would have been filed under paragraph
(c) of Rule 497 under the 1933 Act would not have differed from the Prospectus Supplement, Prospectus and Statement of Additional Information contained in the Company's most recent Post-Effective Amendment to its Registration Statement on Form N-1A under the 1933 Act and the Investment Company Act of 1940, as amended, ("PEA #21"), which was filed on February 17, 1998; and (ii) the text of PEA #21 has been filed electronically.

          The Prospectus Supplement, Prospectus and Statement of Additional Information referenced above, which would otherwise have been filed pursuant to Rule 497(c), are:

          (1) Prospectus Supplement dated February 17, 1998 to the Prospectus dated June 1, 1997 for the Diversified Real Estate Fund;

          (2) Prospectus dated June 17, 1997 for the Diversified Real Estate Fund; and

          (3) Statement of Additional Information dated June 1, 1997 as revised February 17, 1998 for the Diversified Real Estate Fund.

          Questions and comments concerning this letter may be directed to the undersigned at (215) 988-1982.

                                    Very truly yours,



                                    /s/ Douglas J. Brady
                                    --------------------

                                    Douglas J. Brady